SCHEDULE OF MATURITIES OF LEASE OBLIGATIONS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Operating Leases
2023 (remaining)	$ 27,008
2024	118,512	$ 139,875
2025	105,405	110,420
2026	47,012	95,408
2027	5,498	42,703
Year Six		5,789
Thereafter
Total lease payment	303,435	394,195
Less: Imputed interest	(14,976)	(22,352)
Operating lease obligations	288,459	371,843
Operating lease obligations	$ 288,459	$ 371,843